Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred through the date that the financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events The Company evaluated subsequent events and transactions that occurred through March 1, 2021, the date that the financial statements were available to be issued.